Provision for decommissioning costs (Details 2) $ in Millions	Dec. 31, 2023 USD ($)
Increase Of 05 Percentage Points [Member]
IfrsStatementLineItems [Line Items]
Effects on provision for decommissioning costs	$ (1,462)
Effects on carrying amounts of assets	(1,331)
Effects on other income and expenses	(130)
Effects on provision for decommissioning costs	1,462
Decrease Of 05 Percentage Points [Member]
IfrsStatementLineItems [Line Items]
Effects on provision for decommissioning costs	(1,615)
Effects on carrying amounts of assets	1,486
Effects on other income and expenses	130
Effects on provision for decommissioning costs	$ 1,615